Retirement Benefit Obligations - Schedule of Estimated Future Benefit Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 14,767	$ 15,810	$ 16,452
Pension Benefits | Year 1
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	1,368	1,368	956
Pension Benefits | Year 2
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	888	919	948
Pension Benefits | Year 3
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	861	896	926
Pension Benefits | Year 4
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	825	869	904
Pension Benefits | Year 5
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	796	833	877
Pension Benefits | Years 6-10
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	3,540	3,736	3,924
Pension Benefits | Years 10+
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	6,489	7,189	7,917
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	1,758	1,604	1,632
Other post-retirement benefits | Year 1
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	135	113	103
Other post-retirement benefits | Year 2
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	101	102	108
Other post-retirement benefits | Year 3
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	108	99	111
Other post-retirement benefits | Year 4
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	112	101	92
Other post-retirement benefits | Year 5
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	107	96	94
Other post-retirement benefits | Years 6-10
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	462	405	409
Other post-retirement benefits | Years 10+
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 733	$ 688	$ 715